Financial Instruments (Gross Unrealized Losses and Fair Values for Investments in Unrealized Loss Position) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	$ 34,105	$ 16,337
Less than 12 months, unrealized loss	(315)	(234)
12 months or greater, fair value	1,968	2,784
12 months or greater, unrealized loss	(106)	(58)
Fair Value	36,073	19,121
Unrealized Loss	(421)	(292)
U.S. government notes
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	13,757	4,490
Less than 12 months, unrealized loss	(48)	(4)
12 months or greater, fair value	0	0
12 months or greater, unrealized loss	0	0
Fair Value	13,757	4,490
Unrealized Loss	(48)	(4)
U.S. government agencies
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	864	830
Less than 12 months, unrealized loss	(3)	(1)
12 months or greater, fair value	0	0
12 months or greater, unrealized loss	0	0
Fair Value	864	830
Unrealized Loss	(3)	(1)
Foreign government bonds
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	885	255
Less than 12 months, unrealized loss	(18)	(7)
12 months or greater, fair value	36	43
12 months or greater, unrealized loss	(5)	(3)
Fair Value	921	298
Unrealized Loss	(23)	(10)
Municipal securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	1,116	877
Less than 12 months, unrealized loss	(3)	(3)
12 months or greater, fair value	41	174
12 months or greater, unrealized loss	(1)	(3)
Fair Value	1,157	1,051
Unrealized Loss	(4)	(6)
Corporate debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	9,192	5,851
Less than 12 months, unrealized loss	(202)	(112)
12 months or greater, fair value	784	225
12 months or greater, unrealized loss	(76)	(10)
Fair Value	9,976	6,076
Unrealized Loss	(278)	(122)
Agency mortgage-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	5,783	609
Less than 12 months, unrealized loss	(34)	(1)
12 months or greater, fair value	721	2,168
12 months or greater, unrealized loss	(23)	(41)
Fair Value	6,504	2,777
Unrealized Loss	(57)	(42)
Asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value	2,508	2,388
Less than 12 months, unrealized loss	(7)	(4)
12 months or greater, fair value	386	174
12 months or greater, unrealized loss	(1)	(1)
Fair Value	2,894	2,562
Unrealized Loss	$ (8)	(5)
Fixed-income bond funds
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value		347
Less than 12 months, unrealized loss		(38)
12 months or greater, fair value		0
12 months or greater, unrealized loss		0
Fair Value		347
Unrealized Loss		(38)
Marketable equity securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, fair value		690
Less than 12 months, unrealized loss		(64)
12 months or greater, fair value		0
12 months or greater, unrealized loss		0
Fair Value		690
Unrealized Loss		$ (64)